12. Going Concern (Details Narrative) (USD $)	6 Months Ended	12 Months Ended		15 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (2,314,038)	$ (2,607,768)	$ (870,320)	$ (2,607,768)
Net Cash Used in Operations				685,729
Working Capital Deficit		1,810,104
Total Stockholders' deficit		$ (2,325,072)	$ (879,315)